UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (86.35%)
CONSUMER DISCRETIONARY – (17.10%)
Automobiles & Components – (5.78%)
Delphi Automotive PLC	245,260	$17,491,943
Johnson Controls International PLC	305,015	14,192,348
		31,684,291
Consumer Durables & Apparel – (0.72%)
Hunter Douglas N.V. (Netherlands)	71,580	3,961,769
Media – (2.66%)
Liberty Global PLC, LiLAC Class C *	25,230	707,702
Liberty Global PLC, Series C *	419,359	13,855,621
		14,563,323
Retailing – (7.94%)
Amazon.com, Inc. *	39,982	33,477,328
JD.com Inc., Class A, ADR (China)*	257,558	6,719,688
Jumei International Holding Ltd., Class A, ADR (China)*	40,250	235,462
Vipshop Holdings Ltd., Class A, ADR (China)*	211,462	3,102,148
		43,534,626
	Total Consumer Discretionary	93,744,009
ENERGY – (16.74%)
Apache Corp.	538,190	34,374,195
Cabot Oil & Gas Corp.	698,442	18,019,804
Encana Corp. (Canada)	2,400,862	25,137,025
Occidental Petroleum Corp.	195,267	14,238,870
	Total Energy	91,769,894
FINANCIALS – (15.12%)
Banks – (6.38%)
JPMorgan Chase & Co.	161,179	10,732,910
Standard Chartered PLC (United Kingdom)*	7,182	58,488
Wells Fargo & Co.	545,971	24,175,596
		34,966,994
Diversified Financials – (4.52%)
Capital Markets – (1.81%)
Charles Schwab Corp.	314,734	9,936,152
Consumer Finance – (0.20%)
LendingClub Corp. *	172,703	1,067,305
Diversified Financial Services – (2.51%)
Berkshire Hathaway Inc., Class B *	95,343	13,774,203
		24,777,660
Insurance – (4.22%)
Multi-line Insurance – (2.10%)
Sul America S.A. (Brazil)	2,309,300	11,524,665
Property & Casualty Insurance – (2.12%)
Markel Corp. *	12,477	11,588,263
		23,112,928
	Total Financials	82,857,582
HEALTH CARE – (6.97%)
Health Care Equipment & Services – (5.55%)
Aetna Inc.	48,020	5,543,909
Express Scripts Holding Co. *	55,833	3,937,901

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Quest Diagnostics Inc.	81,513	$6,898,445
UnitedHealth Group Inc.	100,285	14,039,900
		30,420,155
Pharmaceuticals, Biotechnology & Life Sciences – (1.42%)
Valeant Pharmaceuticals International, Inc. (Canada)*	317,934	7,805,280
	Total Health Care	38,225,435
INDUSTRIALS – (12.56%)
Capital Goods – (12.18%)
Eaton Corp. PLC	247,357	16,253,828
KBR, Inc.	105,300	1,593,189
PACCAR Inc.	35,999	2,116,021
Safran S.A. (France)	102,250	7,351,198
United Technologies Corp.	194,956	19,807,530
Wesco Aircraft Holdings, Inc. *	680,033	9,132,843
WESCO International, Inc. *	170,634	10,492,285
		66,746,894
Transportation – (0.38%)
CAR Inc. (China)*	2,035,000	2,106,783
	Total Industrials	68,853,677
INFORMATION TECHNOLOGY – (16.43%)
Semiconductors & Semiconductor Equipment – (2.86%)
Applied Materials, Inc.	248,300	7,486,245
Texas Instruments Inc.	116,682	8,188,743
		15,674,988
Software & Services – (13.57%)
Alphabet Inc., Class A *	19,481	15,663,893
Alphabet Inc., Class C *	24,295	18,884,261
Angie's List Inc. *	981,821	9,729,846
ASAC II L.P. *(a)	116,129	112,622
Facebook Inc., Class A *	45,523	5,839,235
Fang Holdings Ltd., Class A, ADR (China)*	1,247,412	5,600,880
Microsoft Corp.	95,599	5,506,502
Oracle Corp.	63,000	2,474,640
Quotient Technology Inc. *	438,753	5,839,802
SAP SE, ADR (Germany)	51,755	4,730,925
		74,382,606
	Total Information Technology	90,057,594
MATERIALS – (1.43%)
Monsanto Co.	76,491	7,817,380
	Total Materials	7,817,380
TOTAL COMMON STOCK – (Identified cost $393,854,734)		473,325,571

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2016 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (8.01%)
CONSUMER DISCRETIONARY – (8.01%)
Retailing – (8.01%)
	Didi Chuxing Joint Co., Series A (China)*(a)	416,153	$15,908,322
	Grab Inc., Series F (Singapore)*(a)	2,911,103	14,028,751
	Internet Plus Holdings Ltd., Series A-10 (China)*(a)	3,745,277	13,979,996
		Total Consumer Discretionary	43,917,069
	TOTAL PREFERRED STOCK – (Identified cost $37,158,126)		43,917,069
SHORT-TERM INVESTMENTS – (4.81%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $6,384,277 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $6,511,680)	$6,384,000	6,384,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $2,443,100 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $2,491,860)	2,443,000	2,443,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $6,384,277 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.367%-6.00%, 05/01/25-07/20/66, total market value $6,511,680)	6,384,000	6,384,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $11,172,605 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 03/01/22-09/01/46, total market value $11,395,440)	11,172,000	11,172,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $26,383,000)		26,383,000
	Total Investments – (99.17%) – (Identified cost $457,395,860) – (b)		543,625,640
	Other Assets Less Liabilities – (0.83%)		4,531,588
	Net Assets – (100.00%)		$548,157,228

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $44,029,691 or 8.03% of the Fund's net assets as of September 30, 2016.

(b)	Aggregate cost for federal income tax purposes is $460,903,622. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$112,052,824
	Unrealized depreciation		(29,330,806)
	Net unrealized appreciation		$82,722,018

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2016 (Unaudited)

	Principal	Value
MORTGAGES – (93.69%)
Collateralized Mortgage Obligations – (68.55%)
Fannie Mae, 4.00%, 02/25/19	$184,090	$188,256
Fannie Mae, 3.50%, 10/25/20	508,528	523,519
Fannie Mae, 0.8753%, 07/25/37 (a)	145,636	145,407
Fannie Mae, 3.00%, 04/25/41	3,179,839	3,275,899
Freddie Mac, 4.50%, 07/15/18	99,570	101,930
Freddie Mac, 4.00%, 01/15/26	669,656	710,576
Freddie Mac, 4.00%, 01/15/28	28,107	28,193
Freddie Mac, 2.00%, 06/15/28	2,114,969	2,141,057
Freddie Mac, 4.00%, 04/15/29	1,343,125	1,413,278
Freddie Mac, 4.00%, 03/15/37	309,961	312,113
Freddie Mac, 4.00%, 12/15/39	1,878,516	1,998,578
Freddie Mac, 2.00%, 11/15/40	1,816,374	1,829,506
Freddie Mac, 3.00%, 03/15/43	2,141,945	2,203,319
Freddie Mac Multifamily Structured Pass-Through, 2.699%, 05/25/18	1,627,746	1,654,506
Freddie Mac Multifamily Structured Pass-Through, 5.085%, 03/25/19	2,000,000	2,179,800
Freddie Mac Multifamily Structured Pass-Through, 2.566%, 09/25/20	2,000,000	2,054,880
Freddie Mac Multifamily Structured Pass-Through, 1.891%, 12/25/20	401,915	405,170
Ginnie Mae, 7.0536%, 06/20/31 (a)	1,897,061	2,131,201
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,516,920
Ginnie Mae, 3.50%, 07/20/36	202,735	204,729
Ginnie Mae, 3.00%, 12/20/37	320,088	328,099
Ginnie Mae, 4.00%, 11/20/38	309,630	321,274
Ginnie Mae, 3.50%, 08/20/39	604,513	622,138
Ginnie Mae, 4.00%, 09/20/39	161,115	172,027
Ginnie Mae, 1.45%, 10/16/40	2,577,318	2,556,829
Ginnie Mae, 2.00%, 07/20/62	1,889,798	1,896,586
	Total Collateralized Mortgage Obligations	30,915,790
FANNIE MAE POOLS – (15.33%)
6.00%, 09/01/17, Pool No. 665776	75,443	77,109
3.65%, 01/01/18, Pool No. 467153	3,337,343	3,425,896
4.50%, 03/01/18, Pool No. AJ0354	178,362	178,523
3.74%, 05/01/18, Pool No. 467626	2,945,159	3,041,923
6.50%, 07/01/32, Pool No. 635069	32,272	34,462
6.00%, 09/01/37, Pool No. 888796	133,625	153,372
	Total Fannie Mae Pools	6,911,285
FREDDIE MAC POOLS – (9.81%)
2.50%, 05/01/23, Pool No. G14738	1,528,524	1,590,544
4.00%, 05/01/24, Pool No. J09596	426,526	442,035
3.00%, 10/01/24, Pool No. J29659	2,006,795	2,126,427
3.50%, 01/01/26, Pool No. G18373	250,781	265,337
	Total Freddie Mac Pools	4,424,343
TOTAL MORTGAGES – (Identified cost $41,947,466)		42,251,418
OTHER AGENCIES – (0.04%)
Housing Urban Development, 6.00%, 08/01/20	20,000	20,178
TOTAL OTHER AGENCIES – (Identified cost $20,000)		20,178

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (8.27%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $902,039 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $920,040)	$902,000	$902,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $345,014 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $351,900)	345,000	345,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $902,039 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.00%, 01/19/17-01/15/50, total market value $920,040)	902,000	902,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $1,579,086 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 09/01/19-10/01/46, total market value $1,610,580)	1,579,000	1,579,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,728,000)	3,728,000
	Total Investments – (102.00%) – (Identified cost $45,695,466) – (b)		45,999,596
	Liabilities Less Other Assets – (2.00%)		(903,520)
		Net Assets – (100.00%)	$45,096,076

(a)
The interest rates on floating rate securities, shown as of September 30, 2016, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Aggregate cost for federal income tax purposes is $45,695,466. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$391,848
	Unrealized depreciation		(87,718)
		Net unrealized appreciation	$304,130

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2016 (Unaudited)

	Principal	Value
FANNIE MAE – (1.32%)
0.5871%, 10/21/16 (a)	$1,100,000	$1,099,992
1.375%, 11/15/16	2,000,000	2,001,804
TOTAL FANNIE MAE – (Identified cost $3,101,796)		3,101,796
FEDERAL FARM CREDIT BANK – (15.17%)
0.5429%, 10/03/16 (a)	2,000,000	2,000,000
0.5159%, 12/19/16 (a)	2,000,000	1,999,806
0.5544%, 12/28/16 (a)	2,000,000	1,999,955
0.424%, 05/12/17 (a)	5,933,000	5,930,795
0.5153%, 05/25/17 (a)	5,000,000	4,999,583
0.90%, 07/03/17	1,000,000	1,002,195
0.5577%, 07/14/17 (a)	750,000	750,249
0.5629%, 08/04/17 (a)	2,000,000	1,999,835
0.5667%, 08/29/17 (a)	10,000,000	10,004,714
0.5981%, 09/22/17 (a)	5,000,000	5,003,442
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $35,690,574)		35,690,574
FEDERAL HOME LOAN BANK – (14.58%)
Discount Note, 0.4306%, 01/26/17 (b)	5,000,000	4,993,012
0.508%, 11/03/16 (a)	2,000,000	2,000,000
0.47%, 01/20/17	2,000,000	1,999,814
0.512%, 01/27/17 (a)	2,000,000	2,000,755
0.669%, 02/03/17 (a)	1,115,000	1,116,211
0.531%, 03/17/17 (a)	1,975,000	1,974,631
0.551%, 04/21/17 (a)	1,100,000	1,099,911
0.554%, 05/17/17 (a)	5,000,000	5,000,341
0.558%, 08/04/17 (a)	3,000,000	3,000,000
0.553%, 08/22/17 (a)	5,000,000	5,000,636
0.563%, 09/05/17 (a)	2,610,000	2,611,127
0.827%, 09/13/17 (a)	3,500,000	3,507,520
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $34,303,958)		34,303,958
FREDDIE MAC – (0.85%)
0.50%, 01/27/17	2,000,000	1,999,286
TOTAL FREDDIE MAC – (Identified cost $1,999,286)		1,999,286
OTHER AGENCIES – (5.50%)
NCUA Guaranteed Notes, 2.35%, 06/12/17	4,433,000	4,481,421
Private Export Funding Corp., 1.375%, 02/15/17	6,000,000	6,016,638
Tennessee Valley Authority, 5.50%, 07/18/17	1,584,000	1,644,149
Tennessee Valley Authority Coupon Strip, 0.7999%, 09/15/17 (b)	815,000	808,735
TOTAL OTHER AGENCIES – (Identified cost $12,950,943)		12,950,943

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2016 (Unaudited)

		Principal	Value
REPURCHASE AGREEMENTS – (62.31%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $35,476,537 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $36,184,500)	$35,475,000	$35,475,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $13,571,554 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $13,842,420)	13,571,000	13,571,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $35,476,537 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.375%-9.00%, 10/15/16-07/20/66, total market value $36,184,500)	35,475,000	35,475,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $62,084,363 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.199%-5.50%, 01/01/18-10/01/46, total market value $63,322,620)	62,081,000	62,081,000
		TOTAL REPURCHASE AGREEMENTS – (Identified cost $146,602,000)	146,602,000
	Total Investments – (99.73%) – (Identified cost $234,648,557) – (c)		234,648,557
	Other Assets Less Liabilities – (0.27%)		627,776
		Net Assets – (100.00%)	$235,276,333

(a)
The interest rates on floating rate securities, shown as of September 30, 2016, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $234,648,557.

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (96.24%)
FINANCIALS – (93.28%)
Banks – (24.82%)
Citizens Financial Group, Inc.	954,970	$23,597,309
DBS Group Holdings Ltd. (Singapore)	1,113,323	12,564,377
ICICI Bank Ltd., ADR (India)	494,692	3,695,349
JPMorgan Chase & Co.	581,434	38,717,690
PNC Financial Services Group, Inc.	199,996	18,017,639
Standard Chartered PLC (United Kingdom)*	1,592,541	12,969,187
U.S. Bancorp	801,128	34,360,380
Wells Fargo & Co.	997,789	44,182,097
		188,104,028
Diversified Financials – (43.95%)
Capital Markets – (23.27%)
Bank of New York Mellon Corp.	970,201	38,691,616
Brookfield Asset Management Inc., Class A (Canada)	504,863	17,761,080
Charles Schwab Corp.	613,968	19,382,970
Goldman Sachs Group, Inc.	191,655	30,908,202
Julius Baer Group Ltd. (Switzerland)	396,424	16,130,356
Moody's Corp.	139,915	15,149,996
S&P Global Inc.	133,493	16,894,874
State Street Corp.	308,123	21,454,604
		176,373,698
Consumer Finance – (9.12%)
American Express Co.	598,232	38,310,777
Capital One Financial Corp.	428,851	30,804,368
		69,115,145
Diversified Financial Services – (11.56%)
Berkshire Hathaway Inc., Class A *	179	38,703,380
Cielo S.A. (Brazil)	816,663	8,163,742
Visa Inc., Class A	493,442	40,807,654
		87,674,776
		333,163,619
Insurance – (24.51%)
Insurance Brokers – (3.40%)
Marsh & McLennan Cos, Inc.	383,186	25,769,259
Multi-line Insurance – (5.50%)
American International Group, Inc.	251,880	14,946,559
Loews Corp.	650,266	26,758,446
		41,705,005
Property & Casualty Insurance – (11.83%)
Chubb Ltd.	310,048	38,957,531
Markel Corp. *	54,621	50,730,346
		89,687,877
Reinsurance – (3.78%)
Everest Re Group, Ltd.	150,811	28,649,566
		185,811,707
	Total Financials	707,079,354

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2016 (Unaudited)

		Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (0.04%)
Capital Goods – (0.04%)
	Brookfield Business Partners L.P. (Canada)	10,097	$266,864
		Total Industrials	266,864
INFORMATION TECHNOLOGY – (2.92%)
Software & Services – (2.92%)
	Alphabet Inc., Class A *	13,984	11,243,975
	Alphabet Inc., Class C *	14,022	10,899,160
		Total Information Technology	22,143,135
	TOTAL COMMON STOCK – (Identified cost $493,118,349)		729,489,353
SHORT-TERM INVESTMENTS – (3.78%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $6,940,301 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $7,078,800)	$6,940,000	6,940,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $2,654,108 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $2,707,080)	2,654,000	2,654,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $6,940,301 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.375%-5.50%, 12/01/17-08/20/66, total market value $7,078,800)	6,940,000	6,940,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $12,145,658 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.482%-4.00%, 05/01/25-10/01/46, total market value $12,387,900)	12,145,000	12,145,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $28,679,000)		28,679,000
	Total Investments – (100.02%) – (Identified cost $521,797,349) – (a)		758,168,353
	Liabilities Less Other Assets – (0.02%)		(149,111)
	Net Assets – (100.00%)		$758,019,242

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $521,797,349. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$253,240,642
	Unrealized depreciation		(16,869,638)
	Net unrealized appreciation		$236,371,004

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (61.99%)
CONSUMER DISCRETIONARY – (7.60%)
Automobiles & Components – (1.99%)
Johnson Controls International PLC	89,907	$4,183,373
Consumer Services – (2.60%)
School Specialty, Inc. *(a)	53,108	5,456,847
Retailing – (3.01%)
Amazon.com, Inc. *	7,541	6,314,154
	Total Consumer Discretionary	15,954,374
ENERGY – (10.70%)
Apache Corp.	72,700	4,643,349
Encana Corp. (Canada)	282,638	2,959,220
EQT Midstream Partners L.P.	95,669	7,289,021
Occidental Petroleum Corp.	103,590	7,553,783
	Total Energy	22,445,373
FINANCIALS – (21.87%)
Banks – (8.08%)
Banks – (7.90%)
JPMorgan Chase & Co.	34,533	2,299,553
U.S. Bancorp	180,945	7,760,731
Wells Fargo & Co.	147,098	6,513,499
		16,573,783
Thrifts & Mortgage Finance – (0.18%)
ADFITECH, Inc. *	204,128	372,534
		16,946,317
Diversified Financials – (11.75%)
Capital Markets – (2.42%)
Bank of New York Mellon Corp.	127,380	5,079,914
Consumer Finance – (4.73%)
American Express Co.	102,325	6,552,893
Capital One Financial Corp.	46,951	3,372,490
		9,925,383
Diversified Financial Services – (4.60%)
Berkshire Hathaway Inc., Class B *	66,886	9,663,021
		24,668,318
Insurance – (2.04%)
Property & Casualty Insurance – (2.04%)
Chubb Ltd.	34,088	4,283,157
	Total Financials	45,897,792
HEALTH CARE – (3.77%)
Health Care Equipment & Services – (3.77%)
Aetna Inc.	25,330	2,924,348
Quest Diagnostics Inc.	31,260	2,645,534
UnitedHealth Group Inc.	16,763	2,346,820
	Total Health Care	7,916,702
INDUSTRIALS – (3.90%)
Capital Goods – (3.90%)
Safran S.A. (France)	40,900	2,940,479
United Technologies Corp.	51,669	5,249,571
	Total Industrials	8,190,050

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (9.79%)
Semiconductors & Semiconductor Equipment – (4.11%)
Applied Materials, Inc.	128,578	$3,876,627
Texas Instruments Inc.	67,623	4,745,782
		8,622,409
Software & Services – (5.68%)
Alphabet Inc., Class C *	5,656	4,396,352
Facebook Inc., Class A *	32,377	4,152,998
Microsoft Corp.	58,361	3,361,594
		11,910,944
	Total Information Technology	20,533,353
MATERIALS – (4.36%)
Monsanto Co.	16,645	1,701,119
PPG Industries, Inc.	31,550	3,261,008
Praxair, Inc.	34,671	4,189,297
	Total Materials	9,151,424
TOTAL COMMON STOCK – (Identified cost $131,446,780)		130,089,068
INSTITUTIONAL PREFERRED – (1.90%)
FINANCIALS – (1.90%)
Diversified Financials – (1.90%)
Capital Markets – (1.90%)
Bank of New York Mellon Corp., Series E, 4.95%, Jr. Sub. Deb. (b)(c)	3,902,000	3,985,276
TOTAL INSTITUTIONAL PREFERRED – (Identified cost $3,992,686)		3,985,276
ASSET-BACKED – (1.46%)
Avis Budget Rental Car Funding (AESOP) LLC, Series 2012-3A, Class A, 144A, 2.10%, 03/20/19 (d)	$2,118,000	2,124,290
Ford Credit Auto Owner Trust, Series 2013-A, Class D, 1.86%, 08/15/19	944,000	946,548
TOTAL ASSET-BACKED – (Identified cost $3,071,233)		3,070,838
CORPORATE BONDS – (10.85%)
ENERGY – (1.41%)
Nabors Industries Inc., Sr. Notes, 5.00%, 09/15/20	3,000,000	2,958,882
	Total Energy	2,958,882
FINANCIALS – (3.89%)
Diversified Financials – (3.23%)
Capital Markets – (3.23%)
Goldman Sachs Group, Inc., Sr. Notes, 1.8745%, 04/23/20 (c)	2,960,000	2,979,864
Goldman Sachs Group, Inc., Sr. Notes, 2.75%, 09/15/20	3,720,000	3,813,975
		6,793,839
Mortgage Real Estate Investment Trusts (REITs) – (0.66%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (e)	10,210,000	1,380,188
	Total Financials	8,174,027
INDUSTRIALS – (0.72%)
Transportation – (0.72%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	1,421,123	1,510,341
	Total Industrials	1,510,341

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2016 (Unaudited)

	Principal	Value
CORPORATE BONDS – (CONTINUED)
INFORMATION TECHNOLOGY – (1.78%)
Software & Services – (1.78%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	$3,725,000	$3,737,043
	Total Information Technology	3,737,043
MATERIALS – (1.11%)
Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	2,429,000	2,323,873
	Total Materials	2,323,873
TELECOMMUNICATION SERVICES – (1.94%)
Verizon Communications Inc., Sr. Notes, 4.50%, 09/15/20	3,700,000	4,063,958
	Total Telecommunication Services	4,063,958
TOTAL CORPORATE BONDS – (Identified cost $29,122,652)		22,768,124
MORTGAGES – (11.57%)
Fannie Mae, 2.64%, 07/01/25, Pool No. AM8931	2,991,784	3,132,118
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	2,871,008	3,231,483
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	3,414,621	3,838,437
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,553,000	3,788,351
FREMF Mortgage Trust, Series 2015-K51, Class B, 144A, 3.9531%, 10/25/48 (c)(d)	3,675,000	3,832,841
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	3,286,080	3,482,601
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016- JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,986,204
TOTAL MORTGAGES – (Identified cost $24,166,422)		24,292,035
U.S. GOVERNMENT AND AGENCIES – (7.48%)
Federal Home Loan Bank, 1.25%, 06/08/18	3,000,000	3,020,682
U.S. Treasury Note/Bond, 0.625%, 06/30/18	2,990,000	2,983,459
U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,986,730
U.S. Treasury Note/Bond, 1.25%, 07/31/23	3,000,000	2,968,125
U.S. Treasury Note/Bond, 1.625%, 05/15/26	3,740,000	3,744,091
TOTAL U.S. GOVERNMENT AND AGENCIES – (Identified cost $15,797,038)		15,703,087
SHORT-TERM INVESTMENTS – (4.47%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $2,268,098 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $2,313,360)	2,268,000	2,268,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $867,035 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $884,340)	867,000	867,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $2,268,098 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.375%-6.00%, 08/01/17-09/20/46, total market value $2,313,360)	2,268,000	2,268,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2016 (Unaudited)

Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $3,968,215 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.883%-3.806%, 03/01/23-05/20/45, total market value $4,047,360)	$3,968,000	$3,968,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,371,000)	9,371,000
Total Investments – (99.72%) – (Identified cost $216,967,811) – (f)	209,279,428
Other Assets Less Liabilities – (0.28%)	592,522
Net Assets – (100.00%)	$209,871,950

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2016. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2016, amounted to $5,456,847. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2015	Gross Additions	Gross Reductions (1)	Shares September 30, 2016	Dividend Income
School Specialty, Inc.	69,205	–	16,097	53,108	$–

(1) Gross reductions due entirely from an in-kind redemption.

(b)	Security is perpetual in nature with no stated maturity date.

(c)	The interest rates on variable rate securities represent the current rate as of September 30, 2016.

(d)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $5,957,131 or 2.84% of the Fund's net assets as of September 30, 2016.

(e)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2016, the value of defaulted securities amounted to $1,380,188 (cost: $7,650,174) or 0.66% of the Fund's net assets.

(f)	Aggregate cost for federal income tax purposes is $216,967,811. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$9,146,030
Unrealized depreciation	(16,834,413)
Net unrealized depreciation	$(7,688,383)

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (90.82%)
INFORMATION TECHNOLOGY – (2.34%)
Software & Services – (2.34%)
InterXion Holding N.V. (Netherlands)*	155,081	$5,617,034
Total Information Technology		5,617,034
REAL ESTATE – (88.48%)
Equity Real Estate Investment Trusts (REITS) – (87.43%)
Diversified REITs – (2.37%)
Forest City Realty Trust Inc., Class A	246,039	5,690,882
Health Care REITs – (3.20%)
Ventas, Inc.	34,690	2,450,155
Welltower Inc.	70,019	5,235,320
		7,685,475
Hotel & Resort REITs – (0.99%)
Host Hotels & Resorts Inc.	153,451	2,389,232
Industrial REITs – (10.49%)
DCT Industrial Trust Inc.	112,630	5,468,186
EastGroup Properties, Inc.	68,066	5,006,935
First Industrial Realty Trust, Inc.	229,780	6,484,392
Rexford Industrial Realty, Inc.	27,838	637,212
Terreno Realty Corp.	276,659	7,610,889
		25,207,614
Office REITs – (12.71%)
Alexandria Real Estate Equities, Inc.	35,883	3,902,994
Boston Properties, Inc.	97,876	13,339,520
Cousins Properties, Inc.	467,086	4,876,378
Highwoods Properties, Inc.	89,852	4,683,086
Vornado Realty Trust	37,127	3,757,624
		30,559,602
Residential REITs – (18.71%)
American Campus Communities, Inc.	136,971	6,967,715
American Homes 4 Rent, Class A	165,288	3,576,832
Apartment Investment & Management Co., Class A	69,982	3,212,874
AvalonBay Communities, Inc.	41,748	7,424,465
Camden Property Trust	47,395	3,968,857
Education Realty Trust, Inc.	44,266	1,909,635
Equity Residential	81,585	5,248,363
Essex Property Trust, Inc.	25,894	5,766,594
Post Properties, Inc.	104,186	6,889,820
		44,965,155
Retail REITs – (25.92%)
Acadia Realty Trust	207,441	7,517,662
Cedar Realty Trust Inc.	592,542	4,266,302
DDR Corp.	228,260	3,978,572
Federal Realty Investment Trust	20,929	3,221,601
General Growth Properties, Inc.	209,597	5,784,877
Kite Realty Group Trust	255,124	7,072,037
Ramco-Gershenson Properties Trust	295,267	5,533,304
Retail Opportunity Investments Corp.	303,014	6,654,187

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Simon Property Group, Inc.	88,286	$18,276,085
		62,304,627
Specialized REITs – (13.04%)
CatchMark Timber Trust Inc., Class A	638,546	7,464,603
Crown Castle International Corp.	51,245	4,827,791
CyrusOne Inc.	89,078	4,237,441
DuPont Fabros Technology Inc.	93,740	3,866,775
Extra Space Storage Inc.	36,847	2,926,020
Public Storage	35,981	8,028,800
		31,351,430
		210,154,017
Real Estate Management & Development – (1.05%)
Diversified Real Estate Activities – (1.05%)
Alexander & Baldwin Inc.	66,028	2,536,796
	Total Real Estate	212,690,813
TOTAL COMMON STOCK – (Identified cost $196,285,302)		218,307,847
PREFERRED STOCK – (1.50%)
REAL ESTATE – (1.50%)
Equity Real Estate Investment Trusts (REITs) – (1.50%)
Retail REITs – (0.31%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	22,265	556,848
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	7,766	196,169
		753,017
Specialized REITs – (1.19%)
CorEnergy Infrastructure Trust, Inc., Series A, 7.375%, Cum. Pfd.	114,887	2,850,346
	Total Real Estate	3,603,363
TOTAL PREFERRED STOCK – (Identified cost $2,452,502)		3,603,363
SHORT-TERM INVESTMENTS – (7.24%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $4,213,183 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $4,297,260)	$4,213,000	4,213,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $1,612,066 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $1,644,240)	1,612,000	1,612,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $4,213,183 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.375%-5.50%, 06/01/17-07/20/66, total market value $4,297,260)	4,213,000	4,213,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $7,373,399 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.846%, 04/01/20-10/01/46, total market value $7,520,460)	$7,373,000	$7,373,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,411,000)	17,411,000
		Total Investments – (99.56%) – (Identified cost $216,148,804) – (a)	239,322,210
		Other Assets Less Liabilities – (0.44%)	1,046,028
		Net Assets – (100.00%)	$240,368,238

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $216,149,403. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$25,510,201
		Unrealized depreciation	(2,337,394)
		Net unrealized appreciation	$23,172,807

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2016 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed  securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Funds may also price partnerships by calculating the liquidation value of the investment using the discounted value of residual cash in the vehicle.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act"), securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2016 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$93,744,009	$–	$–	$–	$10,497,527	$–
Energy	91,769,894	–	–	–	22,445,373	–
Financials	82,857,582	–	–	707,079,354	45,525,258	–
Health Care	38,225,435	–	–	–	7,916,702	–
Industrials	68,853,677	–	–	266,864	8,190,050	–
Information Technology	89,944,972	–	–	22,143,135	20,533,353	5,617,034
Materials	7,817,380	–	–	–	9,151,424	–
Real Estate	–	–	–	–	–	216,294,176
Total Level 1	473,212,949	–	–	729,489,353	124,259,687	221,911,210

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Consumer Discretionary	–	–	–	–	5,456,847	–
Financials	–	–	–	–	4,357,810	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	42,271,596	–	–	39,995,122	–
Short-term	–	–	88,046,557	–	–	–
Asset-backed securities	–	–	–	–	3,070,838	–
Corporate debt securities	–	–	–	–	22,768,124	–
Short-term securities	26,383,000	3,728,000	146,602,000	28,679,000	9,371,000	17,411,000
Total Level 2	26,383,000	45,999,596	234,648,557	28,679,000	85,019,741	17,411,000

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Consumer Discretionary	43,917,069	–	–	–	–	–
Information Technology	112,622	–	–	–	–	–
Total Level 3	44,029,691	–	–	–	–	–
Total Investments	$543,625,640	$45,999,596	$234,648,557	$758,168,353	$209,279,428	$239,322,210

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2016.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2016 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2016:

Davis Opportunity Fund
Investment Securities:
Beginning balance	$44,829,106
Cost of purchases	14,251,165
Net change in unrealized appreciation (depreciation)	(8,266,709)
Proceeds from sales	(6,783,871)
Ending balance	$44,029,691

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2016	$(8,266,709)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	September 30, 2016	Technique	Input	Amount
Davis Opportunity Fund	Common Stock	$112,622	Present Value Calculation	Annualized Yield	2.02%
Davis Opportunity Fund	Preferred Stock	15,908,322	Market Approach	Transaction Price	$38.2271
Davis Opportunity Fund	Preferred Stock	14,028,751	Market Approach	Transaction Price	$4.819
Davis Opportunity Fund	Preferred Stock	13,979,996	Valuation Multiple	Transaction Price Conversion Price Adjustment	$3.8607 3.32%
		$44,029,691

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 29, 2016